Allowance for Loan Losses (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	$ 202,068		$ 210,242		$ 232,448
Charge-offs	(46,394)		(57,639)		(75,856)
Recoveries	33,881		38,465		44,650
Provision/(provision credit) for loan losses	0		11,000		9,000
Ending Balance	189,555		202,068		210,242
Allowance - individually evaluated for impairment	41,767		45,818		51,032
Allowance - collectively evaluated for impairment	144,620		155,527		157,528
Allowance - purchased credit-impaired loans	3,168		723		1,682
Individually evaluated for impairment	259,713		298,778		308,049
Collectively evaluated for impairment	27,219,667		19,243,664		17,337,055
Purchased credit-impaired loans	179,549		47,078		41,398
Total loans, net of unearned income	27,658,929	[1]	19,589,520	[1]	17,686,502
C&I
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	89,398		73,637		67,011
Charge-offs	(17,657)		(18,460)		(22,406)
Recoveries	4,568		6,795		13,339
Provision/(provision credit) for loan losses	21,902		27,426		15,693
Ending Balance	98,211		89,398		73,637
Allowance - individually evaluated for impairment	6,044		4,219		3,643
Allowance - collectively evaluated for impairment	89,358		85,015		69,980
Allowance - purchased credit-impaired loans	2,809		164		14
Individually evaluated for impairment	43,024		47,962		30,472
Collectively evaluated for impairment	15,909,110		12,059,593		10,389,841
Purchased credit-impaired loans	105,139		40,532		16,077
Total loans, net of unearned income	16,057,273		12,148,087		10,436,390
Commercial Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	33,852		25,159		18,574
Charge-offs	(195)		(1,371)		(3,550)
Recoveries	966		1,927		1,876
Provision/(provision credit) for loan losses	(6,196)		8,137		8,259
Ending Balance	28,427		33,852		25,159
Allowance - individually evaluated for impairment	132		194		481
Allowance - collectively evaluated for impairment	28,291		33,503		23,519
Allowance - purchased credit-impaired loans	4		155		1,159
Individually evaluated for impairment	2,407		3,124		9,055
Collectively evaluated for impairment	4,181,908		2,127,481		1,644,792
Purchased credit-impaired loans	30,380		4,918		21,088
Total loans, net of unearned income	4,214,695		2,135,523		1,674,935
Consumer Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	50,357		80,614		113,011
Charge-offs	(13,156)		(21,993)		(30,068)
Recoveries	22,723		23,719		23,895
Provision/(provision credit) for loan losses	(22,553)		(31,983)		(26,224)
Ending Balance	37,371		50,357		80,614
Allowance - individually evaluated for impairment	23,175		28,802		31,278
Allowance - collectively evaluated for impairment	13,841		21,151		48,828
Allowance - purchased credit-impaired loans	355		404		508
Individually evaluated for impairment	128,895		153,460		165,684
Collectively evaluated for impairment	6,200,330		4,368,716		4,596,654
Purchased credit-impaired loans	38,530		1,576		4,180
Total loans, net of unearned income	6,367,755		4,523,752		4,766,518
Permanent Mortgage
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	16,289		18,947		19,122
Charge-offs	(2,179)		(1,591)		(3,141)
Recoveries	2,509		2,403		1,687
Provision/(provision credit) for loan losses	(1,054)		(3,470)		1,279
Ending Balance	15,565		16,289		18,947
Allowance - individually evaluated for impairment	12,105		12,470		15,463
Allowance - collectively evaluated for impairment	3,460		3,819		3,484
Allowance - purchased credit-impaired loans	0		0		0
Individually evaluated for impairment	84,794		93,926		102,461
Collectively evaluated for impairment	314,513		329,199		351,662
Purchased credit-impaired loans	0		0		0
Total loans, net of unearned income	399,307		423,125		454,123
Credit Card and Other
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	12,172		11,885		14,730
Charge-offs	(13,207)		(14,224)		(16,691)
Recoveries	3,115		3,621		3,853
Provision/(provision credit) for loan losses	7,901		10,890		9,993
Ending Balance	9,981		12,172		11,885
Allowance - individually evaluated for impairment	311		133		167
Allowance - collectively evaluated for impairment	9,670		12,039		11,717
Allowance - purchased credit-impaired loans	0		0		1
Individually evaluated for impairment	593		306		377
Collectively evaluated for impairment	613,806		358,675		354,106
Purchased credit-impaired loans	5,500		52		53
Total loans, net of unearned income	$ 619,899		$ 359,033		$ 354,536

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.